Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 9, 2011
Registrant Name	dei_EntityRegistrantName	FocusShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001396287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 9, 2011
Prospectus Date	rr_ProspectusDate	Mar 21, 2011

Focus Morningstar US Market Index ETF (Prospectus Summary): | Focus Morningstar US Market Index ETF
Focus Morningstar US Market Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 1 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar US Market Index ETF
Management Fees		0.05%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.12%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.05%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.0549% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar US Market Index ETF (USD $)	Focus Morningstar US Market Index ETF
Expense Example, With Redemption, 1 Year	6
Expense Example, With Redemption, 3 Years	33

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar US Market Index ETF (Prospectus Summary): | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar US Market Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 1 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar US Market Index ETF | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	6
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	33

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.0549% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Financial Services Index ETF (Prospectus Summary): | Focus Morningstar Financial Services Index ETF
Focus Morningstar Financial Services Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 28 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Financial Services Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Financial Services Index ETF (USD $)	Focus Morningstar Financial Services Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Financial Services Index ETF (Prospectus Summary): | Focus Morningstar Financial Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Financial Services Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 28 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Financial Services Index ETF | Focus Morningstar Financial Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Health Care Index ETF (Prospectus Summary): | Focus Morningstar Health Care Index ETF
Focus Morningstar Health Care Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 31 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Health Care Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Health Care Index ETF (USD $)	Focus Morningstar Health Care Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Health Care Index ETF (Prospectus Summary): | Focus Morningstar Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Health Care Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 31 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Health Care Index ETF | Focus Morningstar Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Industrials Index ETF (Prospectus Summary): | Focus Morningstar Industrials Index ETF
Focus Morningstar Industrials Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 34 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Industrials Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Industrials Index ETF (USD $)	Focus Morningstar Industrials Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Industrials Index ETF (Prospectus Summary): | Focus Morningstar Industrials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Industrials Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 34 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Industrials Index ETF | Focus Morningstar Industrials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Real Estate Index ETF (Prospectus Summary): | Focus Morningstar Real Estate Index ETF
Focus Morningstar Real Estate Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 37 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Real Estate Index ETF
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.19%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.12%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Real Estate Index ETF (USD $)	Focus Morningstar Real Estate Index ETF
Expense Example, With Redemption, 1 Year	13
Expense Example, With Redemption, 3 Years	56

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Real Estate Index ETF (Prospectus Summary): | Focus Morningstar Real Estate Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Real Estate Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 37 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Real Estate Index ETF | Focus Morningstar Real Estate Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	56

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Technology Index ETF (Prospectus Summary): | Focus Morningstar Technology Index ETF
Focus Morningstar Technology Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 40 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Technology Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Technology Index ETF (USD $)	Focus Morningstar Technology Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Technology Index ETF (Prospectus Summary): | Focus Morningstar Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Technology Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 40 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Technology Index ETF | Focus Morningstar Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Utilities Index ETF (Prospectus Summary): | Focus Morningstar Utilities Index ETF
Focus Morningstar Utilities Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 43 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Utilities Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Utilities Index ETF (USD $)	Focus Morningstar Utilities Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Utilities Index ETF (Prospectus Summary): | Focus Morningstar Utilities Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Utilities Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 43 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Utilities Index ETF | Focus Morningstar Utilities Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Large Cap Index ETF (Prospectus Summary): | Focus Morningstar Large Cap Index ETF
Focus Morningstar Large Cap Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 4 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Large Cap Index ETF
Management Fees		0.05%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.12%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.05%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.0549% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Large Cap Index ETF (USD $)	Focus Morningstar Large Cap Index ETF
Expense Example, With Redemption, 1 Year	6
Expense Example, With Redemption, 3 Years	33

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Large Cap Index ETF (Prospectus Summary): | Focus Morningstar Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Large Cap Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 4 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Large Cap Index ETF | Focus Morningstar Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	6
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	33

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.0549% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Mid Cap Index ETF (Prospectus Summary): | Focus Morningstar Mid Cap Index ETF
Focus Morningstar Mid Cap Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 7 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Mid Cap Index ETF
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.19%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.12%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Mid Cap Index ETF (USD $)	Focus Morningstar Mid Cap Index ETF
Expense Example, With Redemption, 1 Year	13
Expense Example, With Redemption, 3 Years	56

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Mid Cap Index ETF (Prospectus Summary): | Focus Morningstar Mid Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Mid Cap Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 7 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Mid Cap Index ETF | Focus Morningstar Mid Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	56

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Small Cap Index ETF (Prospectus Summary): | Focus Morningstar Small Cap Index ETF
Focus Morningstar Small Cap Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 10 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Small Cap Index ETF
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.19%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.12%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Small Cap Index ETF (USD $)	Focus Morningstar Small Cap Index ETF
Expense Example, With Redemption, 1 Year	13
Expense Example, With Redemption, 3 Years	56

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Small Cap Index ETF (Prospectus Summary): | Focus Morningstar Small Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Small Cap Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 10 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Small Cap Index ETF | Focus Morningstar Small Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.12%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	56

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1249% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Basic Materials Index ETF (Prospectus Summary): | Focus Morningstar Basic Materials Index ETF
Focus Morningstar Basic Materials Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 13 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Basic Materials Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Basic Materials Index ETF (USD $)	Focus Morningstar Basic Materials Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Basic Materials Index ETF (Prospectus Summary): | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Basic Materials Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 13 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Basic Materials Index ETF | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Communication Services Index ETF (Prospectus Summary): | Focus Morningstar Communication Services Index ETF
Focus Morningstar Communication Services Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 16 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Communication Services Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Communication Services Index ETF (USD $)	Focus Morningstar Communication Services Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Communication Services Index ETF (Prospectus Summary): | Focus Morningstar Communication Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Communication Services Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 16 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Communication Services Index ETF | Focus Morningstar Communication Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Consumer Cyclical Index ETF (Prospectus Summary): | Focus Morningstar Consumer Cyclical Index ETF
Focus Morningstar Consumer Cyclical Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 19 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Consumer Cyclical Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Consumer Cyclical Index ETF (USD $)	Focus Morningstar Consumer Cyclical Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Consumer Cyclical Index ETF (Prospectus Summary): | Focus Morningstar Consumer Cyclical Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Consumer Cyclical Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 19 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Consumer Cyclical Index ETF | Focus Morningstar Consumer Cyclical Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Consumer Defensive Index ETF (Prospectus Summary): | Focus Morningstar Consumer Defensive Index ETF
Focus Morningstar Consumer Defensive Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 22 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Consumer Defensive Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Consumer Defensive Index ETF (USD $)	Focus Morningstar Consumer Defensive Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Consumer Defensive Index ETF (Prospectus Summary): | Focus Morningstar Consumer Defensive Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Consumer Defensive Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 22 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Consumer Defensive Index ETF | Focus Morningstar Consumer Defensive Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

Focus Morningstar Energy Index ETF (Prospectus Summary): | Focus Morningstar Energy Index ETF
Focus Morningstar Energy Index ETF

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 25 of the Prospectus are replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Focus Morningstar Energy Index ETF
Management Fees		0.19%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.07%
Total Annual Fund Operating Expenses	[1]	0.26%
Fee Waiver and/or Expense Reimbursement	[2]	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.19%
[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Focus Morningstar Energy Index ETF (USD $)	Focus Morningstar Energy Index ETF
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	78

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 21, 2011
Focus Morningstar Energy Index ETF (Prospectus Summary): | Focus Morningstar Energy Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Focus Morningstar Energy Index ETF
Supplement Text	ck0001396287_SupplementTextBlock

FocusShares Trust

(the “Trust”)

Supplement dated August 9, 2011

to the Prospectus dated March 21, 2011

(the “Prospectus”)

Focus Morningstar US Market Index ETF

Focus Morningstar Large Cap Index ETF

Focus Morningstar Mid Cap Index ETF

Focus Morningstar Small Cap Index ETF

Focus Morningstar Basic Materials Index ETF

Focus Morningstar Communication Services Index ETF

Focus Morningstar Consumer Cyclical Index ETF

Focus Morningstar Consumer Defensive Index ETF

Focus Morningstar Energy Index ETF

Focus Morningstar Financial Services Index ETF

Focus Morningstar Health Care Index ETF

Focus Morningstar Industrials Index ETF

Focus Morningstar Real Estate Index ETF

Focus Morningstar Technology Index ETF

Focus Morningstar Utilities Index ETF

(each, a “Fund” and, collectively, the “Funds”)

The Board of Trustees of the Trust recently approved the entry into an Expense Limitation Agreement between the Trust and FocusShares LLC, the advisor to the Funds (the “Advisor”).  Under the Expense Limitation Agreement, the Advisor agrees to waive or reduce its fees and to assume other expenses of a Fund to ensure that the total net operating expenses do not exceed a specified operating expense limit for such Fund.

The “Annual Fund Operating Expenses” table and the related footnote and the expense example on Page 25 of the Prospectus are replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, which exclude brokerage commissions, remain the same.  Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Focus Morningstar Energy Index ETF | Focus Morningstar Energy Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.19%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	78

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
[2]	FocusShares LLC (the “Advisor”) has contractually agreed to reduce its management fees and to reimburse other expenses to the extent “Total Annual Fund Operating Expenses” (but excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), as a percentage of average daily net assets, exceed 0.1949% for the Fund since its inception through December 30, 2012. After such date, the expense limitation may be renewed, terminated or revised by the Advisor.